Significant Equity Transactions and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Significant Equity Transactions And Acquisitions [Abstract]
Schedule of Allocation of the Purchase Price

The allocation of the purchase price is as follows:

	As of acquisition date	Amortization years
	RMB
Identifiable assets acquired
Identifiable intangible asset*	63,760	Indefinite
Cash	50,068
Other asset	2,337
Identifiable liabilities assumed
Deferred tax liability	(15,940)
Other liability	(393)
Good will*	50,411
Non-controlling interest	(60,097)
Total purchase price	90,146

*	The intangible asset refers to Micro-Lending License acquired through business acquisition that qualifies the “contractual-legal” criterion. It is recognized and measured at fair value.